OTHER ASSETS - THIRD PARTIES - Additional (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	May 31, 2022 USD ($)	May 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021	Dec. 31, 2020	Dec. 01, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2017 USD ($)	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Jan. 01, 2015
OTHER ASSETS - THIRD PARTIES
Counter veiling duty percentage										5.86%	5.86%	11.97%	11.97%	10.84%	4.22%	10.34%			20.94%	12.67%	20.94%	12.70%	20.94%	20.94%	10.64%
Reversal of refundable deposits								$ 40	¥ 230	$ 33,000	¥ 226,000	$ 25,000	¥ 164,000				$ 37,000	¥ 260,000	¥ 3,000	$ 400			$ 31,000	¥ 210,000
Refunds received from the U.S. customs	$ 87,000	¥ 593,000	$ 69,000	¥ 499,000
Refund received, principal amount	70,000	477,000	56,000	400,000
Refund received, interest amount	17,000	¥ 116,000	$ 14,000	¥ 100,000
The percentage of anti-dumping duty														28.98%		36.50%					4.06%	9.67%
Receivable for recovery of import duties					$ 1,800	¥ 12,800
Amount of refund receivable	$ 70,000						¥ 477,000